NATURE OF OPERATIONS	12 Months Ended
Dec. 31, 2018
Description Of Business Description [Abstract]
NATURE OF OPERATIONS
1.	NATURE OF OPERATIONS

Nature of Operations

CannTrust Holdings Inc. (“CannTrust” or the “Company”) is a company incorporated under the Business Corporations Act (Ontario)("OBCA") on March 16, 2015. The Company is the parent company of CannTrust Inc., an OBCA company incorporated on August 16, 2013, Elmcliffe Investments Inc., an OBCA company incorporated on October 31, 2013 and Elmcliffe Investments [No. 2] Inc., an OBCA company incorporated on August 9, 2018. The Company holds 50% of the outstanding shares of Cannabis Coffee & Tea Pod Company Ltd, an OBCA company incorporated on May 4, 2015, 50% of the outstanding shares of O Cannabis We Stand on Guard for Thee Corporation, an OBCA company, and 50% of the outstanding shares of Greytrust Inc., an OBCA company. The Company’s common shares are listed on the Toronto Stock Exchange (“TSX”), under the trading symbol “TRST”, and the New York Stock Exchange, under the trading symbol “CTST”. The registered head office of the Company is located at 3280 Langstaff Road, Building 1, Unit 1, Vaughan, Ontario, L4K 5B6.

The Company is a licensed producer and distributor of medical and recreational cannabis in Canada pursuant to the federal Cannabis Act and its regulations (the "Cannabis Act") which came into force on October 17, 2018. The Company began production of medicinal cannabis at its hydroponic facility located in Vaughan, Ontario in Canada and received its license from Health Canada to sell on February 9, 2015. The Company commenced sale of medicinal cannabis under the Marijuana for Medical Purposes Regulations (“MMPR”) in February 2015. On October 17, 2018, the Company commenced sale of recreational cannabis for adult use under the Cannabis Act.

On January 13, 2017, the Company, through its wholly owned subsidiary Elmcliffe Investments Inc. acquired various greenhouse and related assets located in the regional municipality of Niagara, Ontario. The Company received its Health Canada Sales License for its Niagara Facility in February 2018.